Long-term Investments - Summary of Carrying Amount of the Company's Equity Investments (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Equity Method Investments [Abstract]
Initial cost basis	¥ 2,677,423	$ 394,342	¥ 1,797,421
Cumulative unrealized gains	235,258	34,650	196,663
Cumulative unrealized losses (including impairment)	(247,468)	(36,448)	(181,274)
Total Carrying Amount	¥ 2,665,213	$ 392,544	¥ 1,812,810